LONG TERM DEBT, NET OF DISCOUNT (Details)	12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2013 Warrant [Member] USD ($)
Debt Instrument [Line Items]
Weighted average grant date fair value of stock options granted during the period	1.21	$ 1.92	1.92	$ 0.86
Risk-free interest rate				2.36%
Dividend yield				0.00%
Expected life of the warrants				4 years 3 months
Expected volatility of the underlying stock				59.96%